Long-term debt (Debt Repurchases) (Details) - 2016 Notes R$ in Thousands, $ in Thousands													8 Months Ended
	Jul. 13, 2016 BRL (R$)	Jul. 13, 2016 USD ($)	May 05, 2016 BRL (R$)	May 05, 2016 USD ($)	Apr. 21, 2016 BRL (R$)	Apr. 21, 2016 USD ($)	Jan. 29, 2016 BRL (R$)	Jan. 29, 2016 USD ($)	Nov. 30, 2015 BRL (R$)	Nov. 30, 2015 USD ($)	Nov. 25, 2015 BRL (R$)	Nov. 25, 2015 USD ($)	Jul. 13, 2016 BRL (R$)	Jul. 13, 2016 USD ($)
Debt Instrument [Line Items]
Redemption price (as a percent)	100.00%	100.00%	97.00%	97.00%	100.00%	100.00%	97.75%	97.75%	93.75%	93.75%	93.75%	93.75%
Redemption amount	R$ 200,991	$ 60,965	R$ 4,025	$ 1,106	R$ 421,765	$ 118,797	R$ 1,180	$ 288	R$ 7,039	$ 1,715	R$ 40,000	$ 9,995	R$ 675,000	$ 192,866